Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Effective income tax rate	(20.40%)	12.91%
Federal statutory rate	21.00%
Federal net operating losses (in Dollars)	$ 17,034,462
Percentage of taxable income	80.00%
Tax attributes, percentage	50.00%